PENN SERIES FUNDS, INC.

Supplement dated December 30, 2015

to the Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 1, 2016, Penn Series Funds, Inc. will enter into new and revised service provider arrangements with Penn Mutual Asset Management, Inc., The Penn Mutual Life Insurance Company, and BNY Mellon Investment Servicing (US) Inc. (each a “Service Provider”) related to the administration, accounting, and shareholder services, among other services, provided to the Funds. The new and revised Service Provider arrangements are expected to result in a two basis point reduction in the “Other Expenses” paid by the Funds for the fiscal year ending December 31, 2016. The nature and high quality of the services provided to the Funds by the Funds’ Service Providers will not change as a result of the new and revised Service Provider arrangements. More detailed information about the Funds’ Service Provider arrangements is located in the Funds’ SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8074    12/15

PENN SERIES FUNDS, INC.

Supplement dated December 30, 2015

to the Statement of Additional Information (“SAI”)

dated May 1, 2015

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective January 1, 2016, Penn Series Funds, Inc. will enter into new and revised service provider arrangements with Penn Mutual Asset Management, Inc., The Penn Mutual Life Insurance Company, and BNY Mellon Investment Servicing (US) Inc. (each a “Service Provider”) related to the administration, accounting, and shareholder services, among other services, provided to the Funds. The new and revised Service Provider arrangements are expected to result in a two basis point reduction in the “Other Expenses” paid by the Funds for the fiscal year ending December 31, 2016. The nature and high quality of the services provided to the Funds by the Funds’ Service Providers will not change as a result of the new and revised Service Provider arrangements.

Accordingly, the sections in the SAI titled “Administrative and Corporate Services” and “Accounting Services” are hereby deleted in their entirety and replaced with the following:

Administration, Accounting, and Shareholder Services

Penn Mutual

Penn Mutual provides certain administrative and corporate services to the Funds pursuant to the Second Amended and Restated Administrative and Corporate Services Agreement and certain shareholder services pursuant to the Service Agreement. The fees paid to Penn Mutual under each agreement for the provision of such services are based on a predetermined percentage of daily average net assets of each Fund. The services provided by Penn Mutual pursuant to the agreements include, but are not limited to: (a) maintenance of certain records; (b) implementation of certain policies and procedures related to anti-money laundering and customer identification programs; and (c) coordination of the distribution of Fund documents, including the Prospectus, to Fund investors.

For fiscal years 2014, 2013, and 2012, the administrative fees waived and the administrative fees paid to Penn Mutual by each Fund were as follows:

	Administrative Fees Waived			Administrative Fees Paid
Fund	2014	2013	2012	2014	2013	2012
Money Market Fund	$220,934	$176,604	$122,598	$203,733	$197,479	$212,764
Limited Maturity Bond Fund	N/A	N/A	N/A	358,681	293,842	282,131
Quality Bond Fund	N/A	N/A	N/A	822,240	819,989	783,869
High Yield Bond Fund	N/A	N/A	N/A	289,331	279,471	242,131
Flexibly Managed Fund	N/A	N/A	N/A	4,299,136	3,565,578	2,782,257
Balanced Fund	7,278	20,510	22,964	119,187	114,896	105,229
Large Growth Stock Fund	N/A	N/A	N/A	403,931	357,807	300,782
Large Cap Growth Fund	3,438	N/A	N/A	83,491	62,631	55,448
Large Core Growth Fund	N/A	N/A	N/A	187,374	174,342	162,731
Large Cap Value Fund	N/A	N/A	N/A	334,212	288,707	253,972
Large Core Value Fund	N/A	N/A	N/A	283,338	270,199	230,243
Index 500 Fund	N/A	N/A	2,569	627,616	546,155	440,082
Mid Cap Growth Fund[1]	N/A	-6,750	-2,986	187,598	166,818	156,665
Mid Cap Value Fund	N/A	N/A	N/A	268,556	225,064	161,131
Mid Core Value Fund	N/A	N/A	N/A	116,186	98,692	93,821
SMID Cap Growth Fund	N/A	N/A	N/A	95,198	79,127	51,370
SMID Cap Value Fund	N/A	N/A	N/A	102,129	82,266	57,671

PENN SERIES FUNDS, INC.

	Administrative Fees Waived			Administrative Fees Paid
Fund	2014	2013	2012	2014	2013	2012
Small Cap Growth Fund	N/A	N/A	N/A	$133,119	$122,697	$120,989
Small Cap Value Fund	N/A	N/A	N/A	358,148	313,588	254,088
Small Cap Index Fund	N/A	N/A	N/A	100,309	82,349	52,689
Developed International Index Fund	N/A	N/A	N/A	158,664	147,775	110,348
International Equity Fund	N/A	N/A	N/A	580,600	551,480	504,973
Emerging Markets Equity Fund	N/A	N/A	N/A	245,022	235,602	206,807
Real Estate Securities Fund	N/A	N/A	N/A	190,156	167,528	132,396
Aggressive Allocation Fund	N/A	N/A	N/A	91,173	73,720	52,150
Moderately Aggressive Allocation Fund	N/A	N/A	N/A	364,464	308,749	235,098
Moderate Allocation Fund	N/A	N/A	N/A	539,087	489,357	389,138
Moderately Conservative Allocation Fund	N/A	N/A	N/A	165,999	161,333	142,430
Conservative Allocation Fund	N/A	N/A	N/A	102,070	105,979	101,501

[1]

During the fiscal years ended, December 31, 2012 , 2013 and 2014, Penn Mutual recovered previously waived and reimbursed administrative fees of $2,986, $6,750 and $0, respectively, for the Mid Cap Growth Fund. For more information about Penn Mutual’s agreement to waive certain fees and reimburse certain expenses, please see “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”)

BNY Mellon provides administration and accounting services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration and accounting services provided by BNY Mellon include, but are not limited to: (a) maintenance of certain Fund records; (b) preparation of certain filings, reports, and proxy statements required by the federal securities laws; (c) preparation of the Funds’ federal and state tax returns and any other filings required for tax purposes; and (d) preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the SEC and other federal and state regulatory agencies.

For fiscal years 2014, 2013, and 2012, the administration and accounting fees paid to BNY Mellon by each Fund were as follows:

Fund	2014	2013	2012
Money Market Fund	$87,911	$85,826	$90,921
Limited Maturity Bond Fund	139,560	117,947	114,044
Quality Bond Fund	244,448	243,998	236,774
High Yield Bond Fund	116,444	113,157	100,710
Flexibly Managed Fund	713,218	615,410	510,968
Balanced Fund	12,001	12,001	12,001
Large Growth Stock Fund	154,644	139,269	120,261
Large Cap Growth Fund	38,962	32,398	28,255
Large Core Growth Fund	82,458	78,114	74,242
Large Cap Value Fund	131,404	116,236	104,657
Large Core Value Fund	114,446	110,066	96,748
Index 500 Fund	205,523	189,231	166,164
Mid Cap Growth Fund	82,533	75,606	72,156
Mid Cap Value Fund	109,519	95,021	73,608
Mid Core Value Fund	54,220	46,056	43,783
SMID Cap Growth Fund	44,426	36,926	27,511
SMID Cap Value Fund	47,660	38,391	28,011
Small Cap Growth Fund	62,122	57,259	56,462
Small Cap Value Fund	139,383	124,529	104,696

PENN SERIES FUNDS, INC.

Fund	2014	2013	2012
Small Cap Index Fund	$46,811	$38,429	$27,629
Developed International Index Fund	83,392	78,632	58,853
International Equity Fund	252,221	240,592	221,989
Emerging Markets Equity Fund	118,009	114,241	102,723
Real Estate Securities Fund	83,385	75,840	61,785
Aggressive Allocation Fund	12,001	12,001	12,001
Moderately Aggressive Allocation Fund	24,298	20,583	15,673
Moderate Allocation Fund	35,939	32,624	25,943
Moderately Conservative Allocation Fund	12,001	12,001	12,001
Conservative Allocation Fund	12,001	12,001	12,001

PMAM

PMAM provides certain administration services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration services provided by PMAM include, but are not limited to: (a) the oversight of administration, accounting and shareholder services provided by Penn Mutual and BNY Mellon; (b) the preparation of certain regulatory filings; and (c) communication and coordination with federal regulators. PMAM also provides the Funds’ Chief Compliance Officer and other compliance-related services. PMAM did not receive any administrative fees from the Funds for fiscal years 2014, 2013, and 2012.

Transfer Agent and Custodial Services

In addition to providing the administration and accounting services described above, BNY Mellon, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ transfer agent and custodian. The custodial services performed by BNY Mellon are those customarily performed for registered investment companies by qualified financial institutions. The Company has authorized BNY Mellon to deposit certain portfolio securities in a central depository system as allowed by federal law.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8078    12/15